Prospectus and Statement of Additional Information Supplement -- June 16, 2004*

Product Name                                                                            Prospectus      SAI
                                                                                        Form #          Form #
American Express(R) Succession Select Variable Life Insurance (April 30, 2004)          S-6202 E        S-6333 A
American Express(R) Variable Universal Life III (April 30, 2004)                        S-6189 H        S-6333 A
American Express(R) Variable Universal Life (April 30, 2004)                            S-6194 AE       S-6333 A

At a special meeting of the AXP Variable Portfolio Funds' shareholders held on June 9, 2004, the merger of AXP(R) Variable Portfolio - Blue Chip Advantage Fund into the AXP(R) Variable Portfolio - Capital Resource Fund was approved. The merger is expected to take place on July 9, 2004. Upon the merger, AXP(R) Variable Portfolio - Capital Resource Fund will change its name to AXP(R) Variable Portfolio - Large Cap Equity Fund.








S-6202-5 A (6/04)

* Valid until next prospectus update.

Destroy May 1, 2005